Long term debt, current and non-current (Tables)	12 Months Ended
Dec. 31, 2013
Debt Instruments [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]
	December 31, 2013	December 31, 2012
Royal Bank of Scotland revolving credit facility	$240,000	$270,000
Bremer Landesbank loan facility	25,600	29,200
Deutsche Bank AG loan facilities	48,250	33,400
Credit Agricole Corporate and Investment Bank	13,000	14,000
Export-Import Bank of China and DnB Bank ASA loan facility	64,219	69,054
Nordea Bank Finland Plc loan facilities	42,027	45,224
Total debt outstanding	$433,096	$460,878
Less related deferred financing costs	(1,539)	(1,766)
Total debt, net of deferred financing costs	$431,557	$459,112
Current portion of long term debt	$(46,532)	$(45,032)
Long-term debt, non-current portion	$385,025	$414,080

Schedule of Maturities of Long-term Debt [Table Text Block]
Period			Principal Repayment
January 1, 2014	to	December 31, 2014	$46,532
January 1, 2015	to	December 31, 2015	72,732
January 1, 2016	to	December 31, 2016	194,132
January 1, 2017	to	December 31, 2017	43,374
January 1, 2018	to	December 31, 2018	20,686
January 1, 2019	and thereafter		55,640
		Total	$433,096